Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of classes of share capital [table]
Balance at beginning of period	$ 112,071
Balance at end of period	$ 112,435
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [table]
Beginning balance, Number of shares	0.7	1.0
Purchase of shares, Number of shares	37.5	20.4
Sale of shares, Number of shares	(37.5)	(20.3)
Ending balance, Number of shares	0.7	1.1
Balance at beginning of period	$ (64)	$ (91)
Purchase of shares, Amount	(3,096)	(1,816)
Sale of shares, Amount	3,102	1,804
Balance at end of period	$ (58)	$ (103)
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [table]
Beginning balance, Number of shares	0.1	0.1
Purchase of shares, Number of shares	1.7	0.9
Sale of shares, Number of shares	(1.7)	(0.9)
Ending balance, Number of shares	0.1	0.1
Balance at beginning of period	$ (65)	$ (7)
Purchase of shares and other equity instruments	(98)	(141)
Sale of shares and other equity instruments	136	139
Balance at end of period	$ (27)	$ (9)